SALE OF CLIFFWOOD BEACH PROPERTY (Details) (USD $)	Jun. 30, 2013
SALE OF CLIFFWOOD BEACH PROPERTY [Abstract]
The book value of the Company's headquarters currently under sales contract	$ 655,081
The contract prive of the Company's headquarters currently under sales contract	$ 650,000